Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(b-2)	(c)	(c-2)	(d)	(e)	(f)	(g)	(h)
					Average		Value of Initial Fixed $100
					Summary	Average	Investment Based on:
	Summary	Summary	Compensation	Compensation	Compensation	Compensation		Peer
	Compensation	Compensation	Actually	Actually	Table	Actually	NL	Group	Net
	Table	Table	Paid to	Paid to	Total for	Paid to	Total	Total	Income
	Total for PEO	Total for PEO	PEO	PEO	Non-PEO	Non-PEO	Shareholder	Shareholder	(Loss)
	Graham (1)	Riley (1)	Graham (1)(2)	Riley (1)(2)	NEOs (3)	NEOs (2)(3)	Return (4)	Return (4)	($) (in
Year	($)	($)	($)	($)	($)	($)	($)	($)	thousands)
2025	n/a	1,412,000	n/a	1,412,000	1,426,500	1,426,500	163	172	(35,371)
2024	n/a	1,433,000	n/a	1,433,000	1,166,000	1,166,000	212	165	69,261
2023	n/a	1,399,000	n/a	1,399,000	957,000	957,000	139	120	582
2022	n/a	1,077,000	n/a	1,077,000	1,930,400	1,930,400	160	96	36,456
2021	6,138,000	945,000	6,138,000	945,000	788,250	788,250	160	105	53,360
(1)

Our only PEO for 2022 through 2025 was Courtney J. Riley. In 2021, we had two PEOs: Mr. Graham served as our chief executive officer until June 2021, when Ms. Riley succeeded him in that position. Both Ms. Riley and Mr. Graham were executive officers for all of 2021, with Ms. Riley previously serving as president until her promotion in June 2021 and with Mr. Graham continuing to serve as our vice chairman; the 2021 amounts for each of them in this table reflect the full year.

(2)

For purposes of this table, the term “compensation actually paid” is the total compensation reported in the Summary Compensation Table in our proxy statement, adjusted (if applicable) as required by SEC rules; no such adjustments are applicable for the officers and years reported in this table. See the footnotes to our Summary Compensation Table in the applicable year’s proxy statement for a discussion of what we report for compensation for our named executive officers who are Contran employees and perform services to us and our subsidiaries pursuant to the ISA.

(3)	The non-PEO NEOs for each year were as follows:

2025: Michael S. Simmons, Amy A. Samford, John A. Sunny, John R. Powers, III

2024: Michael S. Simmons, Amy A. Samford, John A. Sunny, John R. Powers, III

2023: Michael S. Simmons, Kristin B. McCoy, Amy A. Samford, John R. Powers, III

2022: Michael S. Simmons, Andrew B. Nace, Amy A. Samford, John R. Powers, III, Robert D. Graham

2021: Andrew B. Nace, Amy A. Samford, Patricia A. Kropp, John R. Powers, III

(4)

Total shareholder return (TSR) amounts show the value at December 31 of each year, assuming an original investment of $100 at December 31, 2020 and reinvestment of cash dividends and other distributions to stockholders. For the peer group TSR, the peer group is the same as in our performance graph in Part II, Item 5 of our annual report on Form 10-K for the fiscal year ended December 31, 2025: the S&P 500 Industrial Conglomerates Index.

Named Executive Officers, Footnote
(1)

Our only PEO for 2022 through 2025 was Courtney J. Riley. In 2021, we had two PEOs: Mr. Graham served as our chief executive officer until June 2021, when Ms. Riley succeeded him in that position. Both Ms. Riley and Mr. Graham were executive officers for all of 2021, with Ms. Riley previously serving as president until her promotion in June 2021 and with Mr. Graham continuing to serve as our vice chairman; the 2021 amounts for each of them in this table reflect the full year.

(3)	The non-PEO NEOs for each year were as follows:

2025: Michael S. Simmons, Amy A. Samford, John A. Sunny, John R. Powers, III

2024: Michael S. Simmons, Amy A. Samford, John A. Sunny, John R. Powers, III

2023: Michael S. Simmons, Kristin B. McCoy, Amy A. Samford, John R. Powers, III

2022: Michael S. Simmons, Andrew B. Nace, Amy A. Samford, John R. Powers, III, Robert D. Graham

2021: Andrew B. Nace, Amy A. Samford, Patricia A. Kropp, John R. Powers, III

Peer Group Issuers, Footnote
(4)

Total shareholder return (TSR) amounts show the value at December 31 of each year, assuming an original investment of $100 at December 31, 2020 and reinvestment of cash dividends and other distributions to stockholders. For the peer group TSR, the peer group is the same as in our performance graph in Part II, Item 5 of our annual report on Form 10-K for the fiscal year ended December 31, 2025: the S&P 500 Industrial Conglomerates Index.

Non-PEO NEO Average Total Compensation Amount	$ 1,426,500	$ 1,166,000	$ 957,000	$ 1,930,400	$ 788,250
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,426,500	1,166,000	957,000	1,930,400	788,250
Compensation Actually Paid vs. Total Shareholder Return

The following chart shows the relationship between the amounts in columns (c) and (c-2) and in column (e) of the Pay Versus Performance Table, and our net income as shown in column (h) of the Pay Versus Performance Table.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group

The following chart shows the relationship between the amounts in columns (c) and (c-2) and in column (e) of the Pay Versus Performance Table, and our net income as shown in column (h) of the Pay Versus Performance Table.

Total Shareholder Return Amount	$ 163	212	139	160	160
Peer Group Total Shareholder Return Amount	172	165	120	96	105
Net Income (Loss)	$ (35,371,000)	69,261,000	582,000	36,456,000	53,360,000
PEO Name	Courtney J. Riley
Graham
Pay vs Performance Disclosure
PEO Total Compensation Amount					6,138,000
PEO Actually Paid Compensation Amount					6,138,000
Riley
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,412,000	1,433,000	1,399,000	1,077,000	945,000
PEO Actually Paid Compensation Amount	$ 1,412,000	$ 1,433,000	$ 1,399,000	$ 1,077,000	$ 945,000